Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses of intangible assets	$ 500,000	$ 600,000	$ 2,300,000	$ 2,900,000